REVENUE (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Revenue

	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Gold sales
Spot market sales	$2,524	$2,617	$5,139	$5,172
Concentrate sales	63	191	92	229
Provisional pricing adjustments	2	4	(1)	4
	$2,589	$2,812	$5,230	$5,405
Copper sales
Concentrate sales	$234	$157	$445	$280
Provisional pricing adjustments	—	27	45	3
	$234	$184	$490	$283
Other sales[1]	70	59	129	88
Total	$2,893	$3,055	$5,849	$5,776
1Revenues include the sale of by-products for our gold and copper mines